Investments	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments
Investments
Investments on the Consolidated Balance Sheets as of December 31, 2012 and 2011 included available-for-sale and trading securities. At December 31, 2012 and 2011, Federated held investments totaling $136.0 million and $159.5 million, respectively, in fluctuating-value Federated-sponsored mutual funds that were classified as available-for-sale securities and were included in Investments—affiliates on the Consolidated Balance Sheets. Federated’s trading securities totaled $55.0 million and $113.5 million at December 31, 2012 and 2011, respectively, and were included in Investments—other on the Consolidated Balance Sheets. Federated consolidates certain investment companies into its Consolidated Financial Statements as a result of Federated’s controlling financial interest in the products (see Note (5)). All investments held by these investment companies, which primarily represented Federated-sponsored investment companies, were included in Federated’s Consolidated Balance Sheets as of December 31, 2012 and 2011 as trading securities.

Federated’s trading securities as of December 31, 2012 were primarily comprised of domestic and foreign debt securities ($28.7 million), stocks of large U.S. and international companies ($13.9 million) held by various other consolidated investment companies and an offshore master fund invested in global project and trade finance transactions ($12.1 million). Federated’s trading securities as of December 31, 2011 were primarily comprised of high quality, short-term debt securities held by a consolidated, non-U.S. dollar, sponsored money market fund ($77.1 million), as well as shares of an offshore master fund invested in global project and trade finance transactions ($17.9 million) and stocks of large U.S. and international companies ($10.9 million) held by various other consolidated investment companies.

Available-for-sale securities (see Note (1)(g)) consisted of the following at December 31:

	2012				2011
		Gross Unrealized		Estimated Fair Value		Gross Unrealized		Estimated Fair Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$44,944	$4,814	$(5)	$49,753	$43,217	$2,037	$(925)	$44,329
Fixed-income mutual funds	84,855	1,436	(21)	86,270	115,699	461	(950)	115,210
Total fluctuating-value mutual funds	$129,799	$6,250	$(26)	$136,023	$158,916	$2,498	$(1,875)	$159,539

The decrease in available-for-sale securities at December 31, 2012 as compared to December 31, 2011, was primarily due to $92.4 million in redemptions of fixed-income and equity mutual funds during 2012 partially offset by purchases of $58.3 million of fixed-income and equity mutual funds in 2012. As of December 31, 2012, unrealized gains of $6.3 million related to equity and fixed-income investments with a fair value of $120.6 million. As of December 31, 2011, unrealized losses of $1.9 million related to fixed-income and equity investments with a fair value of $111.1 million, all of which were outstanding for less than twelve months.

Gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments and economic derivatives held by certain consolidated investment companies consisted of the following for the years ended December 31:

in thousands	2012	2011	2010
Unrealized gain (loss)
Trading securities	$1,614	$(871)	$541
Derivatives[1]	72	(560)	190
Realized gains[2]
Available-for-sale securities	4,439	3,006	1,239
Trading securities	1,200	931	2,045
Derivatives[1]	310	570	720
Purchased loans	0	0	678
Realized losses[2]
Available-for-sale securities	0	0	(6)
Trading securities	(627)	(830)	(958)
Derivatives[1]	(97)	(814)	(907)
Gain on securities, net[3]	$6,911	$1,432	$3,542

1	Amounts related to the settlement of economic derivatives held by certain consolidated sponsored products.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $2.0 million, $(1.2) million and $1.5 million for 2012, 2011 and 2010, respectively.